Commitments and Contingencies (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($) $ / shares in Units, $ in Millions		6 Months Ended	7 Months Ended
	Aug. 10, 2020	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Purchase additional unit shares			3,750,000
Deferred underwriting commissions	$ 8.8
Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase additional unit shares		3,750,000
Underwriting commission per unit		$ 0.20	$ 0.20
Deferred underwriting commissions		$ 5.0	$ 5.0
Deferred underwriting commission per unit		$ 0.35	$ 0.35
Aggregate underwriting commission	$ 8.8	$ 8.8